VANECK EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 97.0%
Bermuda: 0.5%
Credicorp Ltd. (USD) 10,000 $ 1,861,600
Underline
Brazil: 9.0%
Arcos Dorados Holdings, Inc.
(USD) † 531,000 4,279,860
JSL SA 2,779,200 2,459,491
MercadoLibre, Inc. (USD) * 8,800 17,167,656
NU Holdings Ltd. (USD) * 160,000 1,638,400
Rede D'Or Sao Luiz SA
144A * 973,000 4,808,348
Smartfit Escola de Ginastica
e Danca SA * 743,657 2,661,107
33,014,862
China: 28.3%
Alibaba Group Holding Ltd.
(ADR) 42,000 5,553,660
ANTA Sports Products Ltd.
(HKD) 190,000 2,089,050
BYD Co. Ltd. (HKD) 144,000 7,291,659
Full Truck Alliance Co. Ltd.
(ADR) 670,000 8,555,900
Galaxy Entertainment Group
Ltd. (HKD) 900,000 3,517,186
H World Group Ltd. (ADR) 50,000 1,850,500
JD.com, Inc. (ADR) 125,000 5,140,000
KE Holdings, Inc. (ADR) 420,000 8,437,800
Meituan (HKD) 144A * 335,090 6,742,837
MINISO Group Holding Ltd.
(ADR) † 180,000 3,328,200
NetEase, Inc. (HKD) 254,900 5,236,311
PDD Holdings, Inc. (ADR) * 60,000 7,101,000
Ping An Bank Co. Ltd. 2,500,000 3,876,775
Prosus NV (EUR) 285,000 13,240,852
Proya Cosmetics Co. Ltd. 204,920 2,331,450
Shenzhen Inovance
Technology Co. Ltd. 339,364 3,186,059
Shenzhou International
Group Holdings Ltd. (HKD) 240,000 1,804,608
TAL Education Group (ADR) * 165,000 2,179,650
Tencent Holdings Ltd. (HKD) 120,000 7,667,508
Trip.com Group Ltd. (ADR) 73,000 4,641,340
103,772,345
Egypt: 1.1%
Commercial International
Bank - Egypt (CIB) 2,400,000 3,912,992
Underline
Georgia: 2.8%
Lion Finance Group Plc (GBP) 144,000 10,156,250
Underline
Germany: 0.6%
Delivery Hero SE 144A * 90,000 2,157,985
Underline
Greece: 2.7%
Eurobank Ergasias Services
and Holdings SA 1,700,000 4,566,638
Piraeus Financial Holdings
SA 965,000 5,302,421
9,869,059
Number
of Shares Value
Hungary: 1.8%
OTP Bank Nyrt 100,000 $ 6,728,187
Underline
India: 18.0%
Cholamandalam Investment
and Finance Co. Ltd. 379,000 6,735,152
Delhivery Ltd. * 500,000 1,477,545
HDFC Bank Ltd. 264,000 5,619,167
HDFC Bank Ltd. (ADR) 100,000 6,644,000
Jio Financial Services Ltd. * 1,773,000 4,685,467
KEI Industries Ltd. 100,000 3,355,887
Lemon Tree Hotels Ltd.
144A * 1,700,000 2,544,195
Oberoi Realty Ltd. 358,100 6,809,570
Phoenix Mills Ltd. 600,000 11,444,174
Reliance Industries Ltd. 1,120,000 16,637,031
65,952,188
Kazakhstan: 3.3%
Kaspi.kz JSC (ADR) 130,000 12,070,500
Underline
Mexico: 1.9%
BBB Foods, Inc. (USD) * 95,000 2,534,600
Regional SAB de CV † 704,000 4,477,639
7,012,239
Philippines: 3.4%
Ayala Land, Inc. 3,800,000 1,531,723
Bloomberry Resorts Corp. 30,000,000 1,530,799
International Container
Terminal Services, Inc. 1,540,000 9,553,517
12,616,039
Poland: 2.5%
Diagnostyka SA * 51,300 1,768,326
InPost SA (EUR) * 375,000 5,503,601
Powszechna Kasa
Oszczednosci Bank Polski
SA 97,000 1,893,973
9,165,900
Russia: 0.0%
Sberbank of Russia PJSC ∞ 5,555,460 0
Underline
Saudi Arabia: 1.9%
Al Rajhi Bank 135,000 3,664,613
Saudi National Bank/The 252,000 2,401,396
United International
Transportation Co. 45,000 993,511
7,059,520
South Korea: 3.6%
Samsung Biologics Co. Ltd.
144A * 5,000 3,470,052
SK Hynix, Inc. 74,000 9,864,642
13,334,694
Taiwan: 10.3%
Chroma ATE, Inc. 550,000 4,806,070
Poya International Co. Ltd. 195,000 2,816,990
Taiwan Semiconductor
Manufacturing Co. Ltd. 1,030,000 29,007,872
Wiwynn Corp. 26,000 1,316,629
37,947,561
Tanzania: 1.4%
Helios Towers Plc (GBP) * 3,700,000 5,094,918
Underline

VANECK EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
Turkey: 2.5%
MLP Saglik Hizmetleri AS
144A * 900,000 $ 7,518,282
Tofas Turk Otomobil
Fabrikasi AS 364,000 1,720,160
9,238,442
United Arab Emirates: 1.4%
Talabat Holding Plc * 13,797,100 5,334,027
Underline
Total Common Stocks
(Cost: $254,759,555) 356,299,308
PREFERRED SECURITIES: 3.4%
Brazil: 1.1%
Itau Unibanco Holding SA 693,000 3,814,478
Underline
South Korea: 2.3%
Samsung Electronics Co. Ltd. 263,000 8,512,619
Underline
Total Preferred Securities
(Cost: $14,379,273) 12,327,097
Number
of Shares Value
MONEY MARKET FUND: 1.1%
(Cost: $3,972,005)
Invesco Treasury Portfolio -
Institutional Class 3,972,005 $ 3,972,005
Underline
Total Investments Before Collateral for
Securities Loaned: 101.5%
(Cost: $273,110,833) 372,598,410
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.0%
Money Market Fund: 0.0%
(Cost: $44,458)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 44,458 44,458
Total Investments: 101.5%
(Cost: $273,155,291) 372,642,868
Liabilities in excess of other assets: (1.5)% (5,416,706)
NET ASSETS: 100.0% $ 367,226,162
Definitions:
ADR American Depositary Receipt
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $3,906,243.
* Non-income producing
∞ Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $27,241,699, or 7.4% of net assets.